SEGMENT REPORTING (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Rvenues from external parties	$ 28,940	$ 4,800	$ 0
China [Member]
Disclosure of geographical areas [line items]
Rvenues from external parties	14,957	4,610	0
U.S. [Member]
Disclosure of geographical areas [line items]
Rvenues from external parties	$ 13,983	$ 190	$ 0